Related Party Transactions (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands						12 Months Ended
	Feb. 26, 2018	Nov. 30, 2016	May 23, 2016	May 23, 2016	Dec. 30, 2015	Dec. 31, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties								₩ 164,000	₩ 164,000
Due to related party							9,606	18,895
Officers and Employees [Member]
Due from related parties								₩ 290,812	164,000
Debt instrument, interest rate							6.90%	4.60%
Min Sik Park [Member]
Debt instrument, interest rate							9.50%	9.50%
Due to related party						₩ 53,000	₩ 9,606	₩ 18,895	36,550
Debt instrument maturity date						Dec. 30, 2018
Seung Ho Yang [Member]
Debt instrument, interest rate								9.50%
Due to related party					₩ 120,000				82,755
Debt instrument maturity date					Dec. 29, 2018
Yong Seuk Suh [Member]
Debt instrument, interest rate								4.60%
Due to related party			₩ 9,000	₩ 9,000					9,000
Debt instrument maturity date			Jan. 20, 2017
Dal Gyu Kim [Member]
Debt instrument, interest rate								4.60%
Due to related party		₩ 30,000							30,000
Debt instrument maturity date		Jan. 26, 2017
Ung Gyu Kim [Member]
Debt instrument, interest rate	4.60%							4.60%
Due to related party	₩ 141,216		₩ 123,000	₩ 123,000			₩ 48,044		₩ 63,200
Debt instrument maturity date	Feb. 25, 2019			Apr. 07, 2017